AVAILABLE-FOR-SALE INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE INVESTMENTS
Schedule of available-for-sale investments
	December 31
	2011	2012
	RMB’000	RMB’000	US$’000

Investment in a mutual fund (a)	97,564	80,576	12,934
Investment in Series A preferred shares of an unlisted company (b)	1,716	1,716	275

	99,280	82,292	13,209

(a) On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000.

(b) On April 28, 2011, the Company entered into an agreement with an unlisted company in the PRC to purchase 970,591 Series A Preferred Shares for RMB1,259,000 (US$200,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.